Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000012097 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar U.S. Equity ETF
Class Name	iShares Morningstar U.S. Equity ETF
Trading Symbol	ILCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of June 28, 2004 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$1(a)	0.03%(b)
(a)	The Fund announced on August 6, 2026 to change its fiscal year end from April 30 to August 31. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.03%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended August 31, 2026, the Fund returned 7.17%.
  For the same period, the Morningstar US Market Index returned 7.07% and the Morningstar US Large-Mid Cap Index (Spliced) returned 7.18%.
What contributed to performance?
The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks were buoyed by expanding demand across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and increased investment in enterprise and hyperscale storage solutions, driven by AI-related data growth. In the healthcare sector, as pharmaceutical stocks advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as drugmakers sought to replenish their pipelines through acquisitions of emerging biotechnology companies. Stocks in the industrials sector also benefited from strong demand for data centers, supporting investment in power infrastructure, electrical equipment, and related construction and engineering projects.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2016 through August 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.11%	12.24%	14.59%
Morningstar US Market Index	20.07	11.91	14.94
Morningstar US Large-Mid Cap Index (Spliced)	20.18	12.26	14.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 05, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,302,522,285
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 128,593
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,302,522,285
Number of Portfolio Holdings	529
Net Investment Advisory Fees	$128,593
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.8%
Financials	12.2%
Communication Services	9.4%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	8.6%
Consumer Staples	4.4%
Energy	3.6%
Utilities	1.9%
Materials	1.9%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	7.7%
Apple Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C, NVS	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	7.7%
Apple Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C, NVS	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes and planned changes to the Fund since April 30, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 6, 2026 that it would change the Fund's name from the iShares Morningstar U.S. Equity ETF to the iShares MSCI USA ETF, the ticker from ILCB to MLRG, and the fiscal year end from April 30 to August 31. The Fund also announced a change of the underlying index from the Morningstar US Large-Mid Cap Market Index to the MSCI USA Index and related changes to the Fund’s investment strategy. The MSCI USA Index measures the performance of the large- and mid-capitalization segments of the U.S. equities market. The changes became effective on October 5, 2026 except the fiscal year end change was effective as of August 6, 2026.

Material Fund Change Name [Text Block]	The Fund announced on August 6, 2026 that it would change the Fund's name from the iShares Morningstar U.S. Equity ETF to the iShares MSCI USA ETF, the ticker from ILCB to MLRG, and the fiscal year end from April 30 to August 31.
Material Fund Change Strategies [Text Block]	The Fund also announced a change of the underlying index from the Morningstar US Large-Mid Cap Market Index to the MSCI USA Index and related changes to the Fund’s investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 30, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap ETF
Class Name	iShares Morningstar Small-Cap ETF
Trading Symbol	ISCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of June 28, 2004 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$1(a)	0.04%(b)
(a)	The Fund announced on August 6, 2026 to change its fiscal year end from April 30 to August 31. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.04%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended August 31, 2026, the Fund returned 6.59%.
  For the same period, the Morningstar US Market Index returned 7.07% and the Morningstar US Small Cap Extended Index (Spliced) returned 6.57%.
What contributed to performance?
Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Firms that provide communications equipment gained on strong demand for optical connectivity products used in artificial intelligence ("AI”) data centers, as cloud spending and adoption of higher-speed technologies accelerated. Semiconductor and semiconductor equipment stocks also benefited from accelerating AI-related investment, including data-center components, high-speed connectivity products, and semiconductor manufacturing equipment. In the healthcare sector, biotechnology stocks benefited from attractive valuations, improving sentiment, and as pharmaceuticals firms acquired emerging biotechs to rebuild drug pipelines ahead of major patent expirations.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2016 through August 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.59%	6.91%	9.04%
Morningstar US Market Index	20.07	11.91	14.94
Morningstar US Small Cap Extended Index (Spliced)	21.52	6.80	9.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 05, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 285,604,017
Holdings Count | Holding	1,572
Advisory Fees Paid, Amount	$ 37,843
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$285,604,017
Number of Portfolio Holdings	1,572
Net Investment Advisory Fees	$37,843
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.6%
Financials	16.9%
Health Care	15.4%
Information Technology	14.9%
Consumer Discretionary	10.9%
Real Estate	7.3%
Energy	4.4%
Materials	3.9%
Consumer Staples	3.5%
Communication Services	2.8%
Utilities	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Atlassian Corp., Class A	0.5%
Okta, Inc., Class A	0.5%
Roku, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
Zebra Technologies Corp., Class A	0.3%
Jones Lang LaSalle, Inc.	0.3%
Gen Digital, Inc.	0.3%
Guidewire Software, Inc.	0.3%
TransUnion	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Atlassian Corp., Class A	0.5%
Okta, Inc., Class A	0.5%
Roku, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
Zebra Technologies Corp., Class A	0.3%
Jones Lang LaSalle, Inc.	0.3%
Gen Digital, Inc.	0.3%
Guidewire Software, Inc.	0.3%
TransUnion	0.3%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes and planned changes to the Fund since April 30, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 6, 2026 that it would change the Fund's name from the iShares Morningstar Small-Cap ETF to the iShares MSCI USA Small-Cap ETF, the ticker from ISCB to MSML, and the fiscal year end from April 30 to August 31. The Fund also announced a change of the underlying index from the Morningstar US Small Cap Extended Market Index to the MSCI USA Small Cap Index  and related changes to the Fund’s investment strategy. The MSCI USA Small Cap Index measures the performance of the small-capitalization segment of the U.S. equities market. The changes became effective on October 5, 2026 except the fiscal year end change was effective as of August 6, 2026.

Material Fund Change Name [Text Block]	The Fund announced on August 6, 2026 that it would change the Fund's name from the iShares Morningstar Small-Cap ETF to the iShares MSCI USA Small-Cap ETF, the ticker from ISCB to MSML, and the fiscal year end from April 30 to August 31.
Material Fund Change Strategies [Text Block]	The Fund also announced a change of the underlying index from the Morningstar US Small Cap Extended Market Index to the MSCI USA Small Cap Index and related changes to the Fund’s investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 30, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund announced on August 6, 2026 to change its fiscal year end from April 30 to August 31. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund announced on August 6, 2026 to change its fiscal year end from April 30 to August 31. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.